TRADE AND OTHER RECEIVABLES - Summary of trade and other receivables (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
TRADE AND OTHER RECEIVABLES
Total trade and other receivables	₽ 414	₽ 408
Cost
TRADE AND OTHER RECEIVABLES
Trade receivables from third parties	396	233
Other receivables from third parties	30	183
Allowance for expected credit losses
TRADE AND OTHER RECEIVABLES
Total trade and other receivables	₽ (12)	₽ (8)